Trade and other receivables (Details) - CAD ($)	Aug. 31, 2024	Aug. 31, 2023
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 26,222	$ 59,364
Sales taxes receivable	104,270	159,114
Other receivables	8,164	332,358
Total trade and other current receivables	138,656	550,836
Past Due But Not Impaired
Ifrs Trade And Other Receivables [Line items]
Trade receivables	$ 26,222	$ 59,364